Corporate and Business Information - Schedule of Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Effecti Tecnologia Web LTDA. (“Effecti”) [Member]
Schedule of Subsidiaries [Line Items]
Place of Business/Country of Incorporation	Brazil
Equity Ownership Held by the Company	100.00%	100.00%
Leadlovers Tecnologia LTDA. (“Leadlovers”) [Member]
Schedule of Subsidiaries [Line Items]
Place of Business/Country of Incorporation	Brazil
Equity Ownership Held by the Company	100.00%	100.00%
Ipe Tecnologia LTDA. (“Ipe”) [Member]
Schedule of Subsidiaries [Line Items]
Place of Business/Country of Incorporation	Brazil
Equity Ownership Held by the Company	100.00%	100.00%
Dataminer Dados, Informacoes E Documentos LTDA (“Datahub”) [Member]
Schedule of Subsidiaries [Line Items]
Place of Business/Country of Incorporation	Brazil
Equity Ownership Held by the Company	100.00%	100.00%
Onclick Sistemas de Informacao LTDA. (“Onclick”) [Member]
Schedule of Subsidiaries [Line Items]
Place of Business/Country of Incorporation	Brazil
Equity Ownership Held by the Company	100.00%	100.00%
Simplest Software LTDA (“Mercos”) [Member]
Schedule of Subsidiaries [Line Items]
Place of Business/Country of Incorporation	Brazil
Equity Ownership Held by the Company	57.91%	57.91%
Smart NX [Member]
Schedule of Subsidiaries [Line Items]
Place of Business/Country of Incorporation	Brazil
Equity Ownership Held by the Company	55.00%	55.00%
Nuvini S.A [Member]
Schedule of Subsidiaries [Line Items]
Place of Business/Country of Incorporation	Brazil
Equity Ownership Held by the Company	100.00%	100.00%
Nuvini LLC [Member]
Schedule of Subsidiaries [Line Items]
Place of Business/Country of Incorporation	United States of America
Equity Ownership Held by the Company	100.00%	100.00%